Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Acquisition Costs
Schedule of deferred acquisition costs

	Years ended December 31,
	2012	2011	2010
Beginning balance	$18,637	$19,666	$25,340
Costs deferred	28,993	25,892	20,685
Amortization	(27,030)	(26,921)	(26,359)
Ending balance	$20,600	$18,637	$19,666